Financial Instruments - Credit risk exposure (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments
Cash and cash equivalents and restricted cash	$ 78,274	$ 67,760	$ 74,870	$ 120,676
Credit risk
Financial Instruments
Cash and cash equivalents and restricted cash	78,359
Receivables	12,262
Amounts recognized in the consolidated statement of financial position	90,621
Guarantees (see Note 26)	0
Maximum credit risk exposure	$ 90,621